Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2021
Intangible Assets [Line Items]
Estimate term of useful life	16 years	17 years	20 years
Average growth term	4 years
Growth rate	213.00%
Percentage of long-term	35.00%
Percentage of amortisation estimated	5.00%
Average useful life for intangible	20 years
Corporate tax rate	25.00%	25.00%
Long term growth rate	2.50%
Percentage of revenue reduction	47.00%
Revenue reduction compounded growth rate period	5 years
Discount rate	41.00%
FY30 [Member]
Intangible Assets [Line Items]
Recoverable amount (in Dollars)	$ 35.5
FY26 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	596.00%
Percentage of forecast on salary and benefits remainder of fiscal year	207.00%
Percentage of long-term	1.00%
FY27 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	108.00%
Percentage of forecast on salary and benefits year one	205.00%
Percentage of long-term	16.00%
FY28 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	73.00%
Percentage of forecast on salary and benefits year one	41.00%
FY29 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	77.00%
Percentage of forecast on salary and benefits year one	20.00%
Percentage of long-term	35.00%
FY24 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates
FY26 to FY30 [Member]
Intangible Assets [Line Items]
Percentage of gross margins	50.00%
FY29 One [Member]
Intangible Assets [Line Items]
Percentage of forecast on salary and benefits year one	6.00%
FY25 [Member]
Intangible Assets [Line Items]
Percentage of long-term	130.00%
CY28 [Member]
Intangible Assets [Line Items]
Percentage of long-term	25.00%
Top of range [member]
Intangible Assets [Line Items]
Period of financial budgets approved by management	5 years
Pre-tax discount rate	30.00%
Forecast revenue growth rates	19.00%
Average timeframe profitability term	3 years
Bottom of range [member]
Intangible Assets [Line Items]
Period of financial budgets approved by management	3 years
Pre-tax discount rate	25.00%
Forecast revenue growth rates	18.00%
Average timeframe profitability term	2 years
Discounted Cash Flow Model [Member]
Intangible Assets [Line Items]
Percentage of revenue reduction	30.00%
Revenue reduction compounded growth rate period	5 years
Australia [Member]
Intangible Assets [Line Items]
Corporate tax rate	30.00%
AUD [Member]
Intangible Assets [Line Items]
Exchange rate	1
USD [Member]
Intangible Assets [Line Items]
Exchange rate	0.65